Net sales - Analysis of Revenue from Continuing Operations (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Gross revenue from sales of products and services	R$ 30,317,755	R$ 24,040,536	R$ 23,703,245
Construction revenue	1,020,176	885,630	813,341
Indirect taxes and deductions	(5,472,930)	(4,488,331)	(3,905,177)
Net sales	R$ 25,865,001	R$ 20,437,835	R$ 20,611,409